Operations - Additional Information (Detail) $ in Millions										12 Months Ended
	Sep. 23, 2020 USD ($)	Sep. 17, 2020 USD ($)	Sep. 03, 2020 USD ($) Employees	Aug. 21, 2020 USD ($)	Jun. 20, 2020 USD ($)	Jun. 15, 2020 USD ($)	Apr. 25, 2020 USD ($)	Jan. 24, 2019	Jun. 15, 2012 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Sep. 08, 2020 USD ($)	Jun. 26, 2020 USD ($)	Apr. 29, 2020 Employees
Nature of operations [line items]
Termination benefits expense			$ 69.2
Adjustments for fair value losses (gains)										$ 4.1	$ (0.7)
provision for expected credit losses										52.6
Borrowings, maturity date				one year	four years	four years
Losses arising from derecognition of financial Liabilites										$ 4.5
Total borrowing costs incurred					$ 615.0	$ 615.0
Borrowings				$ 97.2
New Notes [Member]
Nature of operations [line items]
Notes Issued												$ 250.0
Brazilian National Bank for Economic and Social Development [Member]
Nature of operations [line items]
Borrowings													$ 300.0
Private and public banks [Member]
Nature of operations [line items]
Borrowings													$ 315.0
US Exim Bank [Member]
Nature of operations [line items]
Borrowing interest rate				1.40%
Borrowings, maturity date				one-year
Borrowings				$ 97.2
Embraer Netherlands Finance BV [member]
Nature of operations [line items]
Guaranteed notes issued		$ 750.0
Borrowing interest rate		6.95%
Borrowings, maturity date		January 17, 2028
Embraer S.A [member]
Nature of operations [line items]
Percentage of ownership interest held by subsidiaries in joint operations								20.00%
Guaranteed notes issued									$ 500.0
Borrowing interest rate	5.15%
Borrowings, maturity date	2022									June 15, 2022
Notes Issued	$ 167.7
Yaborã Indústria Aeronáutica S.A. [member]
Nature of operations [line items]
Borrowing interest rate	5.696%
Borrowings, maturity date	2023
Notes Issued	$ 82.3
Cost of Goods sold [Member]
Nature of operations [line items]
Abnormal Cost on Employee benefit Expenses										$ 72.0
Other Expenses [Member]
Nature of operations [line items]
Abnormal Cost on Employee Personnel Expenses										44.8
Republic Airways shares [Member]
Nature of operations [line items]
Adjustments for fair value losses (gains)										4.1
Boeing company [member]
Nature of operations [line items]
Percentage of ownership interest held by subsidiaries in joint operations								80.00%
Top of range [member] | Later than one year [member]
Nature of operations [line items]
provision for expected credit losses										22.4
Brazil [member]
Nature of operations [line items]
Percentage of work force termination of employees			(12.50%)
Brazil [member] | Bottom of range [member]
Nature of operations [line items]
Number of employees | Employees			2,500
voluntary dismissal plan three [Member] | Brazil [member]
Nature of operations [line items]
Number of employees | Employees														1,600
involuntary dismissal plan three [Member] | Brazil [member]
Nature of operations [line items]
Number of employees | Employees			900
Accumulated depreciation and amortisation [member]
Nature of operations [line items]
Losses on disposals of property, plant and equipment							$ 101.2			$ 17.7	$ 83.5
New markets [member]
Nature of operations [line items]
Percentage of ownership interest held by subsidiaries in joint operations								51.00%
New markets [member] | Boeing company [member]
Nature of operations [line items]
Percentage of ownership interest held by subsidiaries in joint operations								49.00%